Borrowings - Operational borrowings (Details) - Operational borrowings - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings	$ 831	$ 797
Borrowings in respect of short-term fixed income securities programmes (commercial paper)
Borrowings
Borrowings	520	527
Lease liabilities under IFRS 16
Borrowings
Borrowings	310	257
Other borrowings
Borrowings
Borrowings	$ 1	$ 13